Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Accounts Payable And Accrued Liabilities Abstract
Payroll related accruals	$ 2,472	$ 2,613	$ 1,235
Accrued legal and professional fees	1,096	886	1,342
Accrued legal settlement	917	2,467	0
Accrued taxes	208	110	528
Accrued interest	1,117	366
Other	1,657	1,704	294
Total accrued liabilities	$ 7,467	$ 8,146	$ 5,755